INCOME TAX (Details Narrative) Bs. in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 BOB (Bs.)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BOB (Bs.)	Dec. 31, 2024 USD ($)	Jun. 30, 2023 BOB (Bs.)
IfrsStatementLineItems [Line Items]
Unrecognized capital losses			$ 48,424		$ 16,355
Unrecognized inflationary adjustments			21,315
Unrecognized taxable temporary differences			87,100		109,706
Tax reassessment	$ 15,856	Bs. 132,559
Initial deposit	$ 4,841					Bs. 40,479
Monthly instalments for remaining balance			8,992	Bs. 75,175
Tax instalments			49,470		45,450
Trade and other receivables			124,648		$ 130,410
Bolivian tax authorities [member]
IfrsStatementLineItems [Line Items]
Remitted tax instalment			9,356
Tax instalments
Trade and other receivables			9,356
Top of range [member]
IfrsStatementLineItems [Line Items]
Claims and liabilities arising from acquisition			25,000
Income tax liability			$ 25,000